Consolidated Balance Sheets	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Current assets
Cash	¥ 471,226	$ 69,450	¥ 468,731
Accounts receivable, net	61,183,454	9,017,326	43,779,189
Advance to suppliers	46,183,649	6,806,629	25,958,008
Prepaid expenses and other current assets	1,441,738	212,487	17,136,656
Total current assets	109,280,067	16,105,892	87,342,584
Non-current assets
Intangible assets, net	24,677,676	3,637,040
Total non-current assets	24,677,676	3,637,040
TOTAL ASSETS	133,957,743	19,742,932	87,342,584
Current liabilities
Short-term borrowings	3,760,000	554,155	4,277,000
Accounts payable	12,962,427	1,910,425	17,145,470
Contract liabilities	3,468,237	511,155	2,379,009
Income tax payable	7,864,642	1,159,104	7,620,910
Accrued expenses and other current liabilities	5,200,375	766,439	9,485,660
Total current liabilities	33,255,681	4,901,278	41,421,562
TOTAL LIABLITIES	33,255,681	4,901,278	41,421,562
Commitments and contingencies (Note 14)
Shareholders’ equity
Subscription receivable	(725)	(100)	(725)
Additional paid-in capital	269,345,781	39,696,656	185,821,560
Accumulated deficit	(168,646,240)	(24,855,380)	(139,900,813)
Total shareholders’ equity	100,702,062	14,841,654	45,921,022
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	133,957,743	19,742,932	87,342,584
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	3,152	465	906
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	94	14	94
Related Party
Current liabilities
Amounts due to related parties			¥ 513,513